Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%
Impact on Net income	$ 37.8	$ 208.6
Impact on Other comprehensive income	$ 79.9	$ 55.2
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 32.6	$ 1.7
Impact on Other comprehensive income	$ 0.0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	3.00%
Impact on Net income	$ 12.5	$ 4.7
Impact on Other comprehensive income	$ 3.3	$ (0.4)